K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

August 27, 2015

VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:	Cambria ETF Trust – Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A (File Nos. 333-180879 and 811-22704)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Cambria ETF Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 18 (the “Post-Effective Amendment”) to the Trust’s currently effective registration statement on Form N-1A (the “Registration Statement”).  This transmission contains a conformed signature page.  The manually signed original document is maintained at the offices of the Trust.

The Post-Effective Amendment is being filed to (1) address comments received from the Securities and Exchange Commission staff regarding Post-Effective Amendment No. 17 to the Trust’s Registration Statement; (2) update the Trust’s financial statements in the Registration Statement; and (3) make other non-material changes to the Trust’s prospectus and statement of additional information.

The Post-Effective Amendment will become effective on September 1, 2015, in accordance with Rule 485(b) under the 1933 Act.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9475.

Sincerely,

/s/ Stacy L. Fuller

Stacy L. Fuller